STOCK-BASED COMPENSATION - Option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Number Of Shares Available For Grant [Roll Forward]
Options available for grant, beginning of period	11,048	4,299,140	4,299,140
Options granted (in shares)	(18,335)	0	(10,932,615)
Options forfeited (in shares)	18,335		870,317
Options available for grant, end of period	11,048		11,048	4,299,140
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	51,379,939	42,846,649	42,846,649
Options granted (in shares)	18,335	0	10,932,615
Options exercised (in shares)	(6,465,857)		(996,991)
Options forfeited (in shares)	(18,335)		(870,317)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	44,914,082		51,379,939	42,846,649
Options vested and exercisable (in shares)	32,204,617		37,219,281
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, beginning of period, weighted average exercise price (in dollars per share)	$ 0.56	$ 0.34	$ 0.34
Options granted, weighted average exercise price (in dollars per share)	3.47		1.23
Options exercised, weighted average exercise price (in dollars per share)	0.43		0.38
Options forfeited, weighted average exercise price (in dollars per share)	0.51		0.49
Options outstanding, end of period, weighted average exercise price (in dollars per share)	0.58		0.56	$ 0.34
Options vested and exercisable, weighted-average exercise price (in dollars per share)	$ 0.46		$ 0.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding	7 years 18 days		7 years 2 months 15 days	6 years 9 months 25 days
Weighted average remaining contractual life, options vested and exercisable	6 years 3 months 18 days		6 years 5 months 23 days
Aggregate intrinsic value, options outstanding	$ 202,792		$ 46,516	$ 5,821
Aggregate intrinsic value, options vested and exercisable	$ 149,536		$ 37,854